UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—164.1%
Long-Term Municipal Bonds—164.1%
California—147.8%
ABAG Fin Auth for Nonprofit Corp. (Bijou Woods Apts) AMT
FNMA Series 01A
5.30%, 12/01/31	$2,735	$2,552,767
Banning Util Auth (Wtr & Enterprise Rev)
FGIC Series 05
5.25%, 11/01/30	1,850	1,852,294
Beaumont Fin Auth
AMBAC
5.00%, 9/01/26	755	734,826
Bellflower Redevelopment Agy MFHR (Bellflower Terrace) AMT
FNMA Series 02A
5.50%, 6/01/35 (a)	3,000	3,032,610
California
Series 03
5.25%, 2/01/24	1,500	1,542,345
California (Prerefunded)
5.25%, 4/01/30 (b)	8,825	9,599,835
5.30%, 4/01/29	1,000	1,110,540
California (Unrefunded)
5.25%, 4/01/30	175	175,970
California AMT
MBIA Series 01BZ
5.375%, 12/01/24	4,000	4,003,960
California Dept of Wtr Res (Pwr Sup Rev) (Prerefunded)
Series 02A
5.375%, 5/01/22	4,000	4,405,080
California Ed Fac Auth (Lutheran Univ)
Series 04C
5.00%, 10/01/24	1,250	1,195,237
California Ed Fac Auth (Univ of the Pacific)
5.00%, 11/01/21	260	261,864
California Ed Fac Auth (Univ of the Pacific) (Prerefunded)
Series 02
5.375%, 11/01/32	4,035	4,379,186
California Hlth Fac Fin Auth (Cottage Hlth Sys)
MBIA Series 03B
5.00%, 11/01/23	2,770	2,808,004
California Hlth Fac Fin Auth (Lucile Salter Packard Hosp)
AMBAC Series 03C
5.00%, 8/15/22	3,295	3,332,893
California Hlth Fac Fin Auth (Sutter Hlth)
Series 00A
6.25%, 8/15/35	5,000	5,243,150
California Infra & Econ Dev Bank (YMCA Metro L.A. Proj)
AMBAC Series 01
5.25%, 2/01/32 (c)	6,295	6,381,745

California Pub Wks Brd (Dept of Hlth Svcs-Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	3,500	3,372,355
California Statewide CDA (Bentley Sch)
6.75%, 7/01/32	2,445	2,525,000
California Statewide CDA (Daughters of Charity Hlth)
Series 05A
5.25%, 7/01/24	775	756,199
California Statewide CDA (Kaiser Permanente)
Series 02
5.50%, 11/01/32	4,000	3,983,720
Coast CCD
FSA Series 06B
5.00%, 8/01/23 (d)	1,700	1,756,508
Coast CCD
FSA Series 06B
5.00%, 8/01/24 (d)	4,300	4,425,474
Cucamonga Sch Dist COP
Series 02
5.125%, 6/01/23 (e)	820	820,959
Fontana (Cmnty Fac Dist No 22-Sierra Hills)
Series 04
5.85%, 9/01/25	2,000	1,961,840
Fontana Pub Fin Auth (North Fontana Redev Proj)
AMBAC Series 03A
5.50%, 9/01/32	4,800	5,006,064
Fullerton Redev Agy COP
RADIAN
5.00%, 4/01/21	2,200	2,163,414
Golden St Tobacco Securitization Corp. (Prerefunded)
XLCA Series 03B
5.50%, 6/01/33	1,000	1,084,750
Grossmont-Cuyamaca CCD
ASSURED GTY
5.00%, 8/01/22 (d)	3,140	3,245,696
Grossmont-Cuyamaca CCD
ASSURED GTY
5.00%, 8/01/23 (d)	2,860	2,950,776
Huntington Park Pub Fin Auth
FSA Series 04A
5.25%, 9/01/17	1,000	1,088,160
La Quinta Fin Auth
AMBAC Series 04A
5.25%, 9/01/24	3,000	3,100,590
Loma Linda Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	500	477,790
Los Angeles Cnty Metro Transp Auth (Prerefunded)
FGIC Series 00A
5.25%, 7/01/30	3,700	3,949,898
Los Angeles Comnty Redev Agy (Grand Central Square)
Series 04L
5.00%, 3/01/18	1,000	1,004,830
Los Angeles Comnty Redev Agy (Grand Central Square) AMT
AMBAC Series 02
5.375%, 12/01/26	6,635	6,640,308
Los Angeles Dept of Wtr & Pwr (Wtrwks Rev)
FGIC Series 01A
5.125%, 7/01/41	10,000	10,057,100

Los Angeles Uni Sch Dist (Prerefunded)
MBIA Series 02E
5.125%, 1/01/27 (b)	10,000	10,842,700
Murrieta Valley Uni Sch Dist CFD ETM
Series 02
6.375%, 9/01/32	945	1,056,992
Murrieta Valley Uni Sch Dist CFD ETM (No. 2000-2 Rancho Mira Mosa) (Prerefunded)
Series 02
6.375%, 9/01/32	1,000	1,129,390
Napa MFHR (Vintage at Napa Apts) AMT
FNMA Series 01A
5.20%, 6/15/34	4,500	4,555,395
Ohlone Comnty Coll Dist
FSA Series 05B
5.00%, 8/01/24	1,150	1,179,981
Palo Alto Assess Dist (Univ Ave Area Off Street Parking)
Series 02A
5.875%, 9/02/30	8,020	7,755,099
Pomona COP
AMBAC Series 03
5.50%, 6/01/34	1,640	1,699,942
Port of Oakland AMT
FGIC Series 02L
5.375%, 11/01/27	5,000	4,704,850
Riverside Cnty Pub Fin Auth (Tax Alloc Rev)
XLCA Series 04
5.00%, 10/01/23—10/01/24	2,860	2,739,740
Riverside Comnty Coll Dist
MBIA
5.00%, 8/01/25	455	462,576
Salinas Valley Solid Waste Auth (Transfer Station) AMT
AMBAC Series 02
5.25%, 8/01/31	3,930	3,700,134
San Diego Uni Sch Dist (Election of 1998)
MBIA Series 04E-1
5.00%, 7/01/23—7/01/24	2,000	2,071,880
San Francisco City & Cnty (Int'l Arpt)
FGIC Series 03
5.125%, 5/01/19	1,000	1,031,500
San Francisco City & Cnty (Int'l Arpt) AMT
MBIA Series 02-28A
5.125%, 5/01/32	2,500	2,248,975
San Francisco City & Cnty (Lease Rev San Bruno Jail #3)
AMBAC Series 00
5.25%, 10/01/33	5,000	5,050,300
San Joaquin Hills Transp Corridor Agy
MBIA Series 97
5.25%, 1/15/30	5,000	4,735,200
San Ramon Valley Uni Sch Dist
FSA
5.00%, 8/01/24	1,425	1,446,332
Sequoia Uni Sch Dist (Prerefunded)
FSA Series 02
5.125%, 7/01/31	1,770	1,929,176
Temecula Redev Agy
MBIA Series 02
5.25%, 8/01/36	6,270	6,315,771

Torrance COP (Ref & Pub Impt Proj)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,319,704
AMBAC Series 05B
5.00%, 6/01/24	665	678,067

		180,637,441

Colorado—0.3%
Murphy Creek Metro Dist No 3
Series 06
6.00%, 12/01/26	500	405,450

Nevada—1.9%
Henderson Loc Impr Dist
FSA Series A
5.00%, 3/01/18	2,185	2,344,658

Ohio—0.4%
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	500	499,995

Puerto Rico—13.7%
Puerto Rico
Series 06A
5.25%, 7/01/22	500	499,975
Puerto Rico (Pub Impr)
Series 01A
5.50%, 7/01/19	500	512,340
Series 04A
5.25%, 7/01/19	900	906,768
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31	6,000	6,575,220
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	506,080
Puerto Rico Hwy & Transp Auth (Prerefunded)
Series 02D
5.375%, 7/01/36	6,450	6,953,616
Puerto Rico Pub Bldg Auth
Series N
5.50%, 7/01/22	700	712,285

		16,666,284

Total Investments—164.1%
(cost $196,773,609)		200,553,828
Other assets less liabilities—(4.7)%		(5,764,569)
Preferred Stock at redemption value—(59.4)%		(72,550,000)

Net Assets Applicable to Common Shareholders—100.0% (f)		$122,239,259

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
	Notional		Payments	Payments	Unrealized
Swap	Amount	Termination	made by	received by	Appreciation/
Counterparty	(000)	Date	the Portfolio	the Portfolio	(Depreciation)
Merrill Lynch	$2,300	10/21/16	BMA*	4.128%	$130,167
Merrill Lynch	3,000	8/09/26	4.063%	BMA*	(126,143)

(a)	Variable rate coupon, rate shown as of July 31, 2008.

(b)	Position, or portion thereof, has been segregated to collateralize tender option bonds.

(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of July 31, 2008, the Portfolio held 61% of net assets in insured bonds (of this amount 13% represents the Portfolio’s holding in pre-refunded bonds). 20% and 17% of the Portfolio's insured bonds were insured by AMBAC and MBIA, respectively.

Glossary:

AMBAC AMT ASSURED GTY CDA CFD COP ETM FGIC FNMA FSA MBIA MFHR RADIAN SWFR XLCA	— — — — — — — — — — — — — — —

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Assured Guaranty

Community Development Administration

Community Facilities District

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Federal National Mortgage Association

Financial Security Assurance Inc.

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Radian Group, Inc.

Solid Waste Facility Revenue

XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 3, 2008